Allowance for Loan Losses - Schedule of Loans Acquired and Accounted (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Outstanding balance	$ 850	$ 965
Carrying amount	$ 256	$ 263